UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21147
Investment Company Act File Number
Eaton Vance California Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
September 30
Date of Fiscal Year End
June 30, 2010
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance California Municipal Bond Fund	as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 174.3%

Principal
Amount
(000’s omitted)	Security	Value
Education — 0.5%
$1,375	California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	$1,397,302

		$1,397,302

Electric Utilities — 1.0%
$2,375	Vernon, Electric System Revenue, 5.125%, 8/1/21	$2,497,811

		$2,497,811

General Obligations — 2.9%
$7,020	Palo Alto, (Election of 2008), 5.00%, 8/1/40(1)	$7,462,822

		$7,462,822

Hospital — 11.8%
$2,000	California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 7/1/23	$2,059,920
4,745	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/39	4,568,723
5,400	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/35	5,141,070
2,330	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	2,259,984
3,850	California Statewide Communities Development Authority, (Kaiser Permanente), 5.25%, 3/1/45	3,701,352
3,950	Torrance Hospital, (Torrance Memorial Medical Center), 5.50%, 6/1/31	3,982,666
2,100	Turlock, (Emanuel Medical Center, Inc.), 5.375%, 10/15/34	1,833,930
3,005	Washington Health Care Facilities Authority, (Providence Health Care), 5.25%, 7/1/29	3,007,885
3,165	Washington Township Health Care District, 5.00%, 7/1/32	3,050,490
1,000	Washington Township Health Care District, 5.00%, 7/1/37	951,670

		$30,557,690

Insured-Electric Utilities — 13.5%
$20,000	Anaheim Public Financing Authority, (Electric System District), (BHAC), (NPFG), 4.50%, 10/1/32(1)	$19,887,399
6,750	Los Angeles Department of Water and Power, (AMBAC), (BHAC), 5.00%, 7/1/26(1)	7,177,815
2,000	Northern California Power Agency, (Hydroelectric), (AGC), 5.00%, 7/1/24	2,123,160
1,000	Sacramento Municipal Utility District, (AGM), 5.00%, 8/15/27	1,062,320
4,000	Sacramento Municipal Utility District, (AMBAC), (BHAC), 5.25%, 7/1/24	4,675,680

		$34,926,374

Insured-Escrowed/Prerefunded — 7.3%
$3,045	California Infrastructure & Economic Development Bank, (Bay Area Toll Bridges), (AMBAC), Prerefunded to 1/1/28, 5.00%, 7/1/36(2)	$3,584,117
55	California Water Resource, (Central Valley), (FGIC), (NPFG), Prerefunded to 12/1/12, 5.00%, 12/1/29	60,886
13,940	Sacramento County Airport System, (AGM), Prerefunded to 7/1/12, 5.00%, 7/1/27(1)	15,216,338

		$18,861,341

Insured-General Obligations — 35.2%
$4,260	Antelope Valley Community College District, (Election of 2004), (NPFG), 5.25%, 8/1/39	$4,373,827
18,375	Arcadia Unified School District, (AGM), 0.00%, 8/1/41	2,355,307
1,190	Azusa Unified School District, (AGM), 0.00%, 7/1/25	516,603
4,135	Burbank Unified School District, (FGIC), (NPFG), 0.00%, 8/1/21	2,419,802
6,300	California, (AGC), 4.50%, 8/1/30	5,918,598
10,000	Chabot-Las Positas, Community College District, (AMBAC), 0.00%, 8/1/32	2,481,000
9,500	Chabot-Las Positas, Community College District, (AMBAC), 0.00%, 8/1/37	1,680,740
14,755	Chabot-Las Positas, Community College District, (AMBAC), 0.00%, 8/1/44	1,601,508
3,000	Chino Valley Unified School District, (AGM), 5.00%, 8/1/26	3,116,280
10,600	Coast Community College District, (Election of 2002), (AGM), 0.00%, 8/1/33	2,481,142
23,150	Coast Community College District, (Election of 2002), (AGM), 0.00%, 8/1/34	5,045,774
6,180	El Camino Hospital District, (NPFG), 4.45%, 8/1/36	5,807,408
7,540	Escondido, (Election of 2004), (NPFG), 4.75%, 9/1/36	7,191,953

Principal
Amount
(000’s omitted)	Security	Value
$2,060	Huntington Beach, City School District, (FGIC), (NPFG), 0.00%, 8/1/25	$877,189
2,140	Huntington Beach, City School District, (FGIC), (NPFG), 0.00%, 8/1/26	846,434
2,000	Jurupa Unified School District, (FGIC), (NPFG), 0.00%, 8/1/23	929,500
2,000	Jurupa Unified School District, (FGIC), (NPFG), 0.00%, 8/1/26	745,480
7,300	Los Angeles Community College District, (Election of 2001), (AGM), (FGIC), 5.00%, 8/1/32	7,496,808
2,900	Modesto High School District, Stanislaus County, (FGIC), (NPFG), 0.00%, 8/1/24	1,302,129
4,500	Palm Springs Unified School District, (Election of 2008), (AGC), 5.00%, 8/1/33	4,679,730
3,925	San Diego Unified School District, (FGIC), (NPFG), 0.00%, 7/1/22	2,257,935
8,015	San Diego Unified School District, (FGIC), (NPFG), 0.00%, 7/1/23	4,287,304
5,630	San Juan Unified School District, (AGM), 0.00%, 8/1/21	3,227,623
5,000	San Mateo County, Community College District, (FGIC), (NPFG), 0.00%, 9/1/22	2,779,700
4,365	San Mateo County, Community College District, (FGIC), (NPFG), 0.00%, 9/1/23	2,279,927
3,955	San Mateo County, Community College District, (FGIC), (NPFG), 0.00%, 9/1/25	1,812,616
5,240	San Mateo Union High School District, (FGIC), (NPFG), 0.00%, 9/1/21	3,165,746
5,475	Santa Clara Unified School District, (Election of 2004), (AGM), 4.375%, 7/1/30	5,342,998
2,450	Union Elementary School District, (FGIC), (NPFG), 0.00%, 9/1/24	1,150,422
3,000	Ventura County, Community College District, (NPFG), 5.00%, 8/1/27	3,129,630

		$91,301,113

Insured-Hospital — 14.5%
$2,205	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), (BHAC), 5.00%, 11/15/34	$2,226,587
19,495	California Health Facilities Financing Authority, (Sutter Health), (BHAC), (NPFG), 5.00%, 8/15/38(1)	19,529,700
10,000	California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 4/1/31(1)	10,229,200
3,500	California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 3/1/41(1)	3,522,085
2,000	California Statewide Communities Development Authority, (Sutter Health), (AMBAC), (BHAC), 5.00%, 11/15/38(1)	2,019,580

		$37,527,152

Insured-Lease Revenue/Certificates of Participation — 15.3%
$11,915	California Public Works Board, (California Community College), (FGIC), (NPFG), 4.00%, 10/1/30	$9,572,750
3,885	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	4,668,410
10,000	San Diego County Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	10,313,200
1,000	San Jose Financing Authority, (Civic Center), (AMBAC), (BHAC), 5.00%, 6/1/37	1,009,240
14,000	San Jose Financing Authority, (Civic Center), (AMBAC), (BHAC), 5.00%, 6/1/37(1)	14,129,360

		$39,692,960

Insured-Other Revenue — 4.4%
$3,955	Golden State Tobacco Securitization Corp., (AGC), 5.00%, 6/1/45	$3,815,705
7,800	Golden State Tobacco Securitization Corp., (AGC), 5.00%, 6/1/45(1)	7,525,276

		$11,340,981

Insured-Private Education — 0.4%
$1,000	California Educational Facilities Authority, (Pepperdine University), (FGIC), (NPFG), 5.00%, 9/1/33	$1,002,990

		$1,002,990

Insured-Public Education — 12.4%
$8,250	California State University, (AGM), (BHAC), 5.00%, 11/1/39(1)	$8,470,028
1,000	California State University, (AMBAC), 5.125%, 11/1/26	1,033,690
3,095	University of California, (AGM), 4.50%, 5/15/26(1)	3,174,356
6,690	University of California, (AGM), 4.50%, 5/15/28(1)	6,715,421
10,750	University of California, (BHAC), (FGIC), 4.75%, 5/15/37(1)	10,644,757
2,115	University of California, General Revenues, (BHAC), (FGIC), 4.75%, 5/15/37	2,094,294

		$32,132,546

Principal
Amount
(000’s omitted)	Security	Value
Insured-Sewer Revenue — 1.3%
$3,450	Livermore-Amador Valley, Water Management Agency, (AMBAC), 5.00%, 8/1/31	$3,468,871

		$3,468,871

Insured-Special Assessment Revenue — 6.0%
$7,765	Ceres, Redevelopment Agency Tax, (AMBAC), 4.00%, 11/1/36	$5,642,127
6,800	Pomona, Public Financing Authority, (NPFG), 5.00%, 2/1/33	6,255,864
4,110	Santa Cruz County, Redevelopment Agency Tax, (NPFG), 5.00%, 9/1/35	3,717,454

		$15,615,445

Insured-Special Tax Revenue — 14.6%
$850	Hesperia Public Financing Authority, (Redevelopment and Housing Projects), (XLCA), 5.00%, 9/1/31	$722,585
10,355	Hesperia Public Financing Authority, (Redevelopment and Housing Projects), (XLCA), 5.00%, 9/1/37	8,395,937
2,400	North City, School Facility Financing Authority, (AMBAC), 0.00%, 9/1/26	890,016
59,440	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	3,390,458
8,900	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	1,010,328
25,860	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	2,730,816
16,350	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	1,605,406
335	Sacramento Area Flood Control Agency, (BHAC), 5.625%, 10/1/37	367,492
7,000	San Francisco Bay Area Rapid Transportation District, Sales Tax Revenue, (AGM), 4.25%, 7/1/36	6,684,790
3,595	San Francisco Bay Area Rapid Transportation District, Sales Tax Revenue, (AMBAC), 5.00%, 7/1/31	3,614,665
1,850	San Francisco Bay Area Rapid Transportation District, Sales Tax Revenue, (AMBAC), 5.125%, 7/1/36	1,862,469
8,425	San Jose Redevelopment Agency, (Merged Area Redevelopment Project), (XLCA), 4.25%, 8/1/36	6,566,782

		$37,841,744

Insured-Transportation — 0.3%
$3,445	San Joaquin Hills, Transportation Corridor Agency, (NPFG), 0.00%, 1/15/30	$734,095

		$734,095

Insured-Water Revenue — 29.2%
$8,000	California Department of Water Resources Center, (Valley Project), (BHAC), (FGIC), 5.00%, 12/1/29(1)	$8,392,320
65	Calleguas Las Virgines Public Financing Authority, (Municipal Water District), (BHAC), (FGIC), 4.75%, 7/1/37	65,642
7,000	Calleguas Las Virgines Public Financing Authority, (Municipal Water District), (BHAC), (FGIC), 4.75%, 7/1/37(1)	7,069,160
5,500	Contra Costa, Water District, (AGM), 4.50%, 10/1/31(1)	5,396,325
345	East Bay Municipal Utility District, Water System Revenue, (AGM), (FGIC), 5.00%, 6/1/32	362,788
5,615	East Bay Municipal Utility District, Water System Revenue, (FGIC), (NPFG), 5.00%, 6/1/32	5,904,509
7,750	Los Angeles Department of Water and Power, (BHAC), (FGIC), 5.00%, 7/1/43(1)	7,799,058
14,750	Los Angeles Department of Water and Power, (BHAC), (NPFG), 5.125%, 7/1/41(1)	14,821,685
10,000	Metropolitan Water District Water and Sewer Systems, (BHAC), (FGIC), 5.00%, 10/1/36(1)	10,241,800
1,570	Riverside, Water Revenue, (AGM), 5.00%, 10/1/38	1,615,875
6,930	San Luis Obispo County, (Nacimiento Water Project), (NPFG), 4.50%, 9/1/40	6,312,537
8,415	Santa Clara Valley Water District, (AGM), 3.75%, 6/1/28	7,810,719

		$75,792,418

Transportation — 3.7%
$7,500	Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1)	$7,646,063
1,960	Long Beach, Harbor Revenue, 5.00%, 5/15/27	2,097,043

		$9,743,106

Total Tax-Exempt Investments — 174.3% (identified cost $464,810,027)		$451,896,761

Other Assets, Less Liabilities — (74.3)%		$(192,616,657)

Net Assets — 100.0%		$259,280,104

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2010, 88.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.5% to 34.2% of total investments.

(1)		Security represents the underlying municipal bond of an inverse floater.

(2)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

A summary of financial instruments outstanding at June 30, 2010 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/10	144 U.S. 30-Year Treasury Bond	Short	$(18,004,514)	$(18,360,000)	$(355,486)

Interest Rate Swaps

		Annual		Effective Date/
	Notional	Fixed Rate	Floating Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation
JPMorgan Chase Co.	$6,425,000	4.046%	3-month USD- LIBOR-BBA	September 17, 2010 / September 17, 2040	$(363,704)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At June 30, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts. The Fund may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $719,190.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$269,831,121

Gross unrealized appreciation	$9,582,495
Gross unrealized depreciation	(24,041,855)

Net unrealized depreciation	$(14,459,360)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$451,896,761	$—	$451,896,761

Total Investments	$—	$451,896,761	$—	$451,896,761

Liability Description

Futures Contracts	$(355,486)	$—	$—	$(355,486)
Interest Rate Swaps	—	(363,704)	—	(363,704)

Total	$(355,486)	$(363,704)	$—	$(719,190)

The Fund held no investments or other financial instruments as of September 30, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance California Municipal Bond Fund

By:	/s/ Cynthia J. Clemson

Cynthia J. Clemson
President

Date:	August 25, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson

Cynthia J. Clemson
President

Date:	August 25, 2010

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	August 25, 2010